Intangible Assets, Net - Amortization Expense (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2016	$ 2,739
2017	2,798
2018	2,798
2019	2,130
2020	$ 1,186